Employee Benefits - Additional Information (Detail) € / shares in Units, € in Thousands		1 Months Ended	6 Months Ended
	Jun. 30, 2021 shares	Jan. 31, 2023 shares	Jun. 30, 2026 EUR (€) shares € / shares	Jun. 30, 2025 EUR (€)	Dec. 31, 2022	Jun. 25, 2026 € / shares
Employee Benefits [Line Items]
Par value per share | € / shares						€ 2.4
Share-based payment plans expenses | €			€ 158	€ 539
Increase decrease through share based payment transactions, Equity | €			203	573
Revenue | €			€ 53,618	75,931
Granted			45,000
Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Granted			0
Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Granted		20,000	0
Maximum discount granted to each employee to purchase shares		15.00%
Employee Stock Option Plan [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		1.00%
Employee Stock Option Plan [Member] | Top of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		10.00%
Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Granted			0
Founders Stock Option Plan [Member] | Class A Shares [Member]
Employee Benefits [Line Items]
Par value per share | € / shares			€ 2.4
Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Share-based payment plans expenses | €			€ 389	120
Granted			0
Restricted Stock Units for Management [Member]
Employee Benefits [Line Items]
Share-based payment plans expenses | €			€ 186	€ 367
Granted			45,000
After Applying the Exchange Ratio [Member] | Founders Stock Option Plan [Member] | Class A Shares [Member]
Employee Benefits [Line Items]
Exercise price of outstanding share options | € / shares			€ 38.6
Maximum number of shares that shall underlie all of the options under the plan	50,680
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options			5 years
Weighted average share price | € / shares			€ 8.66
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement					100.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | First Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Second Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Third Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			34.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Time Based Vesting Stock Options [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member]
Employee Benefits [Line Items]
Weighted average share price | € / shares			€ 25
Number of trading days for determining the share price			20 days
Number of consecutive trading days for determining the share price			30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 2 [Member]
Employee Benefits [Line Items]
Weighted average share price | € / shares			€ 30
Number of trading days for determining the share price			20 days
Number of consecutive trading days for determining the share price			30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 1 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 2 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | First Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Second Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%